Future Minimum Lease Commitments (Detail) (USD $)	Sep. 30, 2012
Operating Leased Assets [Line Items]
2013	$ 647,562
2014	678,060
2015	704,310
2016	669,600
2017	48,000
Thereafter	213,000
Operating Leases, Future Minimum Payments Due, Total	$ 2,960,532